Earnings/ (Loss) per Common Share - Calculation per Share (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Numerator:
Net loss	$ (22,068)	$ (64,417)	$ (46,534)	$ (58,802)
Less:
Dividend declared on restricted shares	(35)	0	(71)	0
Undistributed loss attributable to Series C participating preferred shares	1,117	3,127	2,321	2,855
Net loss attributable to common stockholders, basic	(20,986)	(61,290)	(44,284)	(55,947)
Plus:
Dividend declared on restricted shares	0	0	0	0
Net loss income attributable to common stockholders, diluted	$ (20,986)	$ (61,290)	$ (44,284)	$ (55,947)
Denominator:
Denominator for basic net loss per share - weighted average shares	144,228,909	150,436,836	146,378,370	150,468,625
Series A preferred stock	0	0	0	0
Restricted shares	0	0	0	0
Denominator for diluted net loss per share - adjusted weighted average shares	144,228,909	150,436,836	146,378,370	150,468,625
Net loss per share, basic and diluted	$ (0.15)	$ (0.41)	$ (0.30)	$ (0.37)